Asset Retirement Obligation - Reconciliation of Total Reclamation Liability for Asset Retirement Obligations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012	Aug. 15, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance at December 31, 2012	$ 4,628	$ 4,399		$ 832	$ 4,399	$ 832	$ 0
Additions to liabilities	0				0	3,449	804
Accretion expense	57	57	102	16	228		28
Balance at December 31, 2013	$ 4,685		$ 4,399		$ 4,628	$ 4,399	$ 832